Related party balances and transactions - Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	$ 323,281	$ 303,522
Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	281,159	266,115
Sales of goods revenues
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	251,942	235,222
Sales of goods revenues | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	211,818	203,341
Automotive computing platform
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	215,680	204,936
Automotive computing platform | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	211,747	202,932
SoC Core Modules
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	36,252	30,066
SoC Core Modules | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	63	223
Automotive merchandise and other products
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	10	220
Automotive merchandise and other products | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	8	186
Software license revenues
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	26,787	18,236
Software license revenues | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	24,999	12,854
Service revenues
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	44,552	50,064
Service revenues | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	44,342	49,920
Automotive computing platform – Design and development service
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	23,025	30,810
Automotive computing platform – Design and development service | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	22,823	30,795
Connectivity service
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	19,020	10,811
Connectivity service | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	19,019	10,803
Other services
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	2,507	8,443
Other services | Related Party
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	2,500	8,322
Other services | Related Party | Zhejiang Huanfu
Related party balances and transactions
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 15